Subsequent events (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013 D	Jan. 31, 2013
Subsequent Events 1		29,479,597
Subsequent Events 2		$ 250,000
Subsequent Events 3		3,448,276
Subsequent Events 4		40,000
Subsequent Events 5		0.0162
Subsequent Events 6		1,526,718
Subsequent Events 7		20,000
Subsequent Events 8		0.0183
Subsequent Events 9		3,033,618
Subsequent Events 10		2,500,000
Subsequent Events 11		533,618
Subsequent Events 1	555,000
Subsequent Events 2	500,000
Subsequent Events 3	55,000
Subsequent Events 4	150,000
Subsequent Events 5	180
Subsequent Events 6	70.00%
Subsequent Events 7	20
Subsequent Events 8	90
Subsequent Events 9	0.00%
Subsequent Events 10	90
Subsequent Events 11	12.00%
Subsequent Events 12	423,135
Subsequent Events 13	7,938
Subsequent Events 14	0.0263
Subsequent Events 15	2,157,497
Subsequent Events 16	50,000
Subsequent Events 17	0.0324
Subsequent Events 18	7,423,625
Subsequent Events 19	$ 5,023,256